PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements of Comprehensive Loss
Net loss	¥ (326,900)	¥ (276,412)	¥ (98,584)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(8,608)	(130,131)	(118,491)
Comprehensive loss	(335,508)	(406,543)	(217,075)
Parent Company
Condensed Statements of Comprehensive Loss
Net loss	(326,900)	(276,412)	(98,584)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(8,608)	(130,131)	(118,491)
Comprehensive loss	¥ (335,508)	¥ (406,543)	¥ (217,075)